UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21962

Epiphany Funds

(Exact name of registrant as specified in charter)

200 N. Mesquite Street, Suite 205, Arlington, TX 76011

(Address of principal executive offices)(Zip code)

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 320-2185

Date of fiscal year end:  October 31

Date of reporting period:  April 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Epiphany FFV Fund Class A shares: EPVNX Class I shares: EPVCX	Epiphany FFV Strategic Income Fund Class A shares: EPIAX Class I shares: EPICX

SEMI - ANNUAL REPORT

April 30, 2018

(UNAUDITED)

1-800-320-2185

www.epiphanyfunds.com

EPIPHANY FFV FUND

PORTFOLIO ILLUSTRATION

APRIL 30, 2018 (UNAUDITED)

 The following chart gives a visual breakdown of the Fund by the type of investment and/or industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Utilities
1.99%
Communications
10.17%
Consumer Discretionary
12.10%
Consumer Staples
8.16%
Energy
3.98%
Financials
19.33%
Healthcare
12.12%
Industrials
10.23%
Materials
3.60%
Money Market Fund
0.30%
Technology
18.02%

Sectors are based on Bloomberg® classifications.

Please refer to the respective Schedule of Investments in this annual report for a detailed analysis of the Fund’s holdings.

EPIPHANY FFV STRATEGIC INCOME FUND

PORTFOLIO ILLUSTRATION

APRIL 30, 2018 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the type of investment and/or industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Common Stock, 1.50%
Real Estate Investment Trusts, 0.06%
Limited Partnerships, 0.15%
Preferred Stocks, 13.73%
Money Market Fund, 5.47%
Corporate Bonds, 30.92%
Municipal Bonds, 7.75%
U.S. Government Agencies and Obligations, 38.02%
Foreign Government Agencies and Obligations, 2.40%

Please refer to the respective Schedule of Investments in this annual report for a detailed analysis of the Fund’s holdings.

EPIPHANY FFV FUND

SCHEDULE OF INVESTMENTS

April 30, 2018 (UNAUDITED)

Shares		Value

COMMON STOCKS - 99.60%

Air Courier Services - 1.68%
1,200	Fedex Corp.	$ 296,640

Aircraft Engines & Engine Parts - 1.81%
2,660	United Technologies Corp.	319,599

Beverages - 3.23%
2,697	Pepsico, Inc.	272,235
6,891	The Coca-Cola Co.	297,760
		569,995
Cable & Other Pay Television Services - 3.12%
7,965	Comcast Corp. Class A	250,021
8,313	Twenty-First Century Fox, Inc.	299,850
		549,871
Computer Communications Equipment - 1.88%
7,500	Cisco Systems, Inc.	332,175

Computer & Office Equipment - 1.59%
1,935	International Business Machines Corp.	280,498

Construction Machinery & Equipment - 1.64%
2,000	Caterpillar, Inc.	288,720

Converted Paper & Paperboard Products (No Containers/Boxes) - 1.52%
2,586	Kimberly Clark Corp.	267,755

Crude Petroleum & Natural Gas - 2.08%
4,749	Occidental Petroleum Corp.	366,907

Electric Services - 1.99%
2,139	NextEra Energy, Inc.	350,604

Electronic Computers - 1.86%
1,989	Apple, Inc.	328,702

Finance Services - 2.05%
3,664	American Express Co.	361,820

Fire, Marine & Casualty Insurance - 1.95%
1,774	Berkshire Hathaway, Inc. Class B *	343,677

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

April 30, 2018 (UNAUDITED)

Shares		Value

General Industrial Machinery & Equipment - 1.51%
1,877	Illinois Tool Works, Inc.	$ 266,572

Life Insurance - 1.74%
6,416	MetLife, Inc.	305,851

Motor Vehicles & Passenger Car Bodies - 3.30%
25,721	Ford Motor Co.	289,104
7,968	General Motors Co.	292,744
		581,848
National Commercial Banks - 5.41%
4,560	Citigroup, Inc.	311,311
2,412	PNC Financial Services Group, Inc.	351,211
5,792	U.S. Bancorp.	292,206
		954,728
Perfumes, Cosmetics & Other Toilet Preparations - 1.62%
4,382	Colgate-Palmolive Co.	285,838

Petroleum Refining - 1.89%
3,000	Phillips 66	333,930

Pharmaceutical Preparations - 5.00%
4,000	Bristol-Myers Squibb Co.	208,520
2,500	Celgene Corp. *	217,750
3,000	Zoetis, Inc.	250,440
672	Regeneron Pharmaceuticals, Inc. *	204,073
		880,783
Plastics, Materials, Synth Resins & Nonvulcan Elastomers - 1.92%
5,353	DowDuPont, Inc.	338,524

Railroads, Line-Haul Operating - 1.76%
2,327	Union Pacific Corp.	310,957

Retail-Catalog & Mail-Order Houses - 2.82%
318	Amazon.com, Inc. *	498,029

Retail-Drug Stores & Proprietary Stores - 1.61%
3,750	Express-Scripts Holding Co. *	283,875

Retail-Eating Places - 1.93%
2,033	McDonalds Corp.	340,406

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

April 30, 2018 (UNAUDITED)

Shares		Value

Retail-Lumber & Other Building Materials Dealers - 4.03%
2,053	The Home Depot, Inc.	$ 379,394
4,022	Lowe's Companies, Inc.	331,534
		710,928
Retail-Variety Stores - 1.78%
1,592	Costco Wholesale Corp.	313,879

Security Brokers, Dealers & Flotation Companies - 2.94%
500	BlackRock, Inc.	260,750
5,000	Morgan Stanley	258,100
		518,850
Security & Commodity Brokers, Dealers, Exchanges & Services - 1.63%
2,690	CBOE Holdings, Inc.	287,238

Semiconductors & Related Devices - 4.93%
5,500	Applied Materials, Inc.	273,185
5,000	Intel Corp.	258,100
1,500	NVIDIA Corp.	337,350
		868,635
Services-Business Services, NEC - 7.57%
2,427	Accenture Plc. (Ireland)	366,962
154	Booking Holdings, Inc. *	335,412
1,767	Mastercard, Inc.	315,003
2,506	Visa, Inc.	317,961
		1,335,338
Services-Computer Processing & Data Preparations - 1.88%
2,799	Automatic Data Processing, Inc.	330,506

Services-Computer Programming Services - 1.73%
3,715	Cognizant Technology Solutions Corp.	303,961

Services-Computer Programming, Data Processing, Etc. - 1.79%
1,830	Facebook, Inc. *	314,760

Services-Prepackaged Software - 2.06%
3,000	Salesforce.com, Inc. *	362,970

Services-Video Tape Rental - 1.84%
1,037	Netflix, Inc. *	324,021

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

April 30, 2018 (UNAUDITED)

Shares		Value

Surgical & Medical Instruments & Apparatus - 5.39%
1,521	3M Co.	$ 295,667
1,250	Becton Dickinson & Co.	289,838
2,154	Stryker Corp.	364,931
		950,436
Telephone Communications ( No Radiotelephone) - 1.52%
8,183	AT&T Corp.	267,584

Trucking & Courier Services (No Air) - 1.81%
2,812	United Parcel Service, Inc. Class B	319,162

Wholesale-Drugs, Proprietaries & Druggists' Sundries - 1.79%
2,025	McKesson Corp.	316,325

TOTAL FOR COMMON STOCKS (Cost $14,194,078) - 99.60%		17,562,897

MONEY MARKET FUND - 0.30%
52,842	Fidelity Investments Money Market Funds - Government Portfolio 1.63% **	52,842

TOTAL FOR MONEY MARKET FUND (Cost $52,842) - 0.30%		52,842

TOTAL INVESTMENTS (Cost $14,246,920) - 99.90%		17,615,739

OTHER ASSETS LESS LIABILITIES, NET - 0.10%		17,221

NET ASSETS - 100.00%		$17,632,960

** Variable rate security; the coupon rate shown represents the coupon at April 30, 2018.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS

APRIL 30, 2018 (UNAUDITED)

Shares/ Principal		Value

COMMON STOCKS - 1.49%

Abrasive Asbestos & Miscellaneous Nonmetallic Mineral Products - 0.04%
119	Owens Corning	$ 7,793
Air Transportation, Scheduled - 0.03%
142	Delta Air Lines, Inc.	7,415

Apparel & Other Finished Products of Fabrics & Similar Material - 0.04%
89	Carter's, Inc.	8,928

Auto Controls for Regulating Residential & Commercial Environments & Appliances - 0.04%
90	Ingersoll-Rand PLC. (Ireland)	7,550

Beverages - 0.05%
85	Dr. Pepper Snapple Group, Inc.	10,197

Biological Products (No Diagnostic Substances) - 0.03%
42	Amgen, Inc.	7,328

Computer Storage Devices - 0.07%
153	NetApp, Inc.	10,187
77	Western Digital Corp.	6,067
		16,254
Electric & Other Services Combined - 0.05%
157	WEC Energy Group, Inc.	10,092

Electric Services - 0.04%
52	NextEra Energy, Inc.	8,523

Fire, Marine & Casualty Insurance - 0.05%
87	American Financial Group, Inc.	9,850

Grain Mill Products - 0.03%
57	Ingredion, Inc.	6,902

Hospital & Medical Service Plans - 0.05%
56	Aetna, Inc.	10,027

Mens & Boys Furnishings Work Clothing & Allied Garments - 0.05%
135	V.F. Corp.	10,917

The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

APRIL 30, 2018 (UNAUDITED)

Shares/ Principal		Value

Motor Vehicle Parts & Accessories - 0.04%
52	Lear Corp.	$ 9,722

National Commercial Banks - 0.09%
100	Comerica, Inc.	9,458
62	The PNC Financial Services Group, Inc.	9,028
		18,486
Natural Gas Distribution - 0.04%
99	Atmos Energy Corp.	8,602

Natural Gas Transmission & Distribution - 0.05%
173	Oneok, Inc.	10,418

Oil & Gas Field Services, NEC - 0.05%
215	Halliburton Co.	11,393

Optical Instruments & Lenses - 0.03%
74	KLA-Tencor Corp.	7,529

Plastics, Materials, Synth Resins & Nonvulcan Elastomers - 0.04%
90	Eastman Chemical Co.	9,187

Railroads, Line-Haul Operating - 0.04%
72	Union Pacific Corp.	9,621

Retail-Apparel & Accessory Stores - 0.03%
349	Hanesbrands, Inc.	6,446

Retail-Family Clothing Stores - 0.05%
121	TJX Companies, Inc.	10,267

Retail-Radio TV & Consumer Electronics Store - 0.05%
137	Best Buy Co., Inc.	10,485

Retail-Variety Stores - 0.05%
139	Target Corp.	10,091

Semi-Conductors & Related Devices - 0.03%
32	Broadcom Ltd. Class A (Singapore)	7,341

The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

APRIL 30, 2018 (UNAUDITED)

Shares/ Principal		Value

Services-Business Services, NEC - 0.08%
61	Accenture PLC. Class A (Ireland)	$ 9,223
83	Broadridge Financial Solutions, Inc.	8,898
		18,121
Services-Help Supply Services - 0.03%
66	Manpower Group, Inc.	6,318

Special Industry Machinery, NEC - 0.04%
44	Lam Research Corp.	8,143

State Commercial Banks - 0.08%
217	Citizens Financial Group, Inc.	9,003
92	State Street Corp.	9,180
		18,183
Surgical & Medical Instruments & Apparatus - 0.03%
33	3M Co.	6,415

Water Supply - 0.04%
99	American Water Works Co., Inc.	8,571

Wholesale-Drugs, Proprietaries & Druggists' Sundries - 0.03%
110	Cardinal Health, Inc.	7,059

TOTAL FOR COMMON STOCKS (Cost $240,832) - 1.49%		324,174

CORPORATE BONDS - 30.76%

Canned, Frozen & Preserved Fruit, Vegetable & Food Specialties - 1.14%
250,000	Kraft Heinz Foods Co. 2.80%, 07/02/2020	248,180

Commercial Banks, NEC - 0.88%
200,000	Barclays Plc. 3.65%, 03/16/2025	190,742

Computer & Office Equipment - 1.15%
250,000	IBM Corp. 3.625%, 02/12/2024	250,550

Crude Petroleum & Natural Gas - 1.39%
200,000	Apache Corp. Sr Nt 3.625%, 02/01/2021	200,719
100,000	Devon Energy Corp. 6.30%, 01/15/2019	102,004
		302,723

The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

APRIL 30, 2018 (UNAUDITED)

Shares/ Principal		Value

Fire, Marine & Casualty Insurance - 2.35%
250,000	American International Group, Inc. 4.875%, 06/01/2022	$ 261,725
250,000	CNA Financial Corp. 3.95%, 05/15/2024	249,869
		511,594
Miscellaneous Business Credit Institution - 2.22%
250,000	Ford Motor Credit Co. 4.375%, 08/06/2023	251,925
250,000	Ford Motor Credit Co. 3.35%, 05/20/2026	230,444
		482,369
National Commercial Banks - 6.85%
250,000	Bank of America Corp. 5.875%, 01/05/2021	267,649
250,000	Capital One Bank NA 2.95%, 7/23/2021	245,801
250,000	Citigroup Inc. 4.5% 1/14/2022	259,010
250,000	Discover Bank, Greenwood, DE 7.00%, 4/15/2020	265,717
200,000	Huntington National Bank 2.20%, 04/19/2019	199,166
225,000	Suntrust Banks, Inc. 6.00%, 02/15/2026	251,084
		1,488,427
Operative Builders - 2.23%
283,000	D.R. Horton, Inc. 3.75%, 03/01/2019	284,249
200,000	Toll Brothers Finance Corp. 4.00%, 12/31/2018	200,000
		484,249
Optical Instruments & Lenses - 1.07%
225,000	KLA-Tencor Corp. 4.65%, 11/01/2024	232,556

Paper Mills - 1.36%
300,000	International Paper 3.65% 06/15/2024	295,234

Pipelines (No Natural Gas) - 1.17%
150,000	Buckeye Partners, L.P. 5.50%, 08/15/2019	154,255
100,000	Buckeye Partners, L.P. 2.65%, 11/15/2018	100,010
		254,265
Pharmaceutical Preparations - 1.25%
275,000	Abbott Laboratories 3.75%, 11/30/2026	271,173

Real Estate Investment Trusts - 0.16%
34,000	HCP, Inc. 5.375%, 02/01/2021	35,516

Retail-Auto & Home Supply Stores - 1.10%
250,000	Autozone, Inc. 3.25%, 04/15/2025	239,759

Retail-Grocery Stores - 1.13%
250,000	The Kroger Co. 2.60%, 02/01/2021	245,013

The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

APRIL 30, 2018 (UNAUDITED)

Shares/ Principal		Value

Security Brokers, Dealers & Flotation Companies - 2.30%
250,000	Blackrock, Inc. 3.50%, 3/18/2024	$ 249,149
250,000	Morgan Stanley 3.75%, 02/25/2023	250,897
		500,046
Services-Business Services, NEC - 1.48%
250,000	Visa, Inc. 2.80%, 12/14/2022	245,714
75,000	Western Union Co. 3.35%, 05/22/2019	75,113
		320,827
Services-Personal Services - 1.07%
230,000	Block Financial LLC. 4.125%, 10/01/2020	232,944

State Commercial Banks - 0.46%
100,000	HSBC USA, Inc. 2.625%, 09/24/2018	100,069

TOTAL FOR CORPORATE BONDS (Cost $6,795,409) - 30.76%		6,686,236

LIMITED PARTNERSHIPS - 0.15%

Bituminous Coal & Lignite Surface Mining - 0.04%
316	Alliance Holdings GP L.P.	8,083

Pipelines (No Natural Gas) - 0.11%
445	Energy Transfer Partners L.P.	8,019
308	Enterprise Products Partners L.P.	8,267
133	Magellan Midstream Partners L.P.	8,755
		25,041

TOTAL FOR LIMITED PARTNERSHIPS (Cost $33,412) - 0.15%		33,124

MUNICIPAL BONDS - 7.71%

Delaware - 0.22%
50,000	Delaware State Housing Authority 2.75%, 12/01/2041	47,793

Kentucky - 1.16%
250,000	Kentucky State Housing Corp. 3.168%, 01/01/2020	250,953

Illinois - 1.24%
265,000	Cook County IL Cmty High School Dist #229 3% 12/01/2020	269,887

The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

APRIL 30, 2018 (UNAUDITED)

Shares/ Principal		Value

Maryland - 1.00%
220,000	Maryland State Community Development 3.242%, 09/01/2048	$ 217,320

Massachusetts - 1.54%
95,000	Massachusetts Housing Finance Agency 3.279%, 12/01/2020	95,441
230,000	Massachusetts State Housing Finance Agency 4.00%, 06/01/2039	238,972
		334,413
North Carolina - 0.02%
5,000	North Carolina State Housing 4.00%, 01/01/ 2034	5,017

Pennsylvania - 0.94%
200,000	Pennsylvania State High Education Facililities Authority 4.00%, 06/15/2023	205,252

Washington - 1.59%
100,000	King County Washington School District #411 Issaquah 1.293%, 12/01/2018	99,458
250,000	Port Camas Washougal Washington 2.00%, 12/01/2019	246,030
		345,488

TOTAL FOR MUNICIPAL BONDS (Cost $1,692,585) - 7.71%		1,676,123

PREFERRED SECURITIES - 13.67%

Accident & Health Insurance - 1.14%
8,956	PartnerRe Ltd. Series H PFD 7.25%, 12/31/2049 (Bermuda)	247,006

Electric Services - 2.27%
9,463	DTE Energy Co. PFD 6.00%, 12/15/2076	245,849
9,531	The Southern Co. PFD 6.25%, 10/15/75	246,853
		492,702
Electric & Other Services Combined - 2.36%
10,059	Duke Energy Corp. PFD 5.125%, Perpetual	252,783
10,107	Interstate Power & Light Co. PFD 5.10%, 12/31/2049	261,467
		514,250
Fire, Marine & Casualty Insurance - 1.17%
9,724	The Allstate Corp. PFD 6.625%, 12/31/2049	253,407

National Commercial Banks - 2.32%
10,071	BB&T Corp. PFD 5.625%, 12/31/2049	252,077
9,603	Citigroup, Inc. PFD 6.875%, 02/12/2019	251,887
		503,964

The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

APRIL 30, 2018 (UNAUDITED)

Shares/ Principal		Value

Real Estate Investment Trusts- 2.07%
8,322	Annaly Capital Management, Inc. Series C PFD 7.625%, 12/31/2049	$ 210,991
10,000	National Retail Properties, Inc. PFD 5.70%, Perpetual	238,400
		449,391
State Commercial Banks - 2.34%
10,132	Bank of NY Mellon Corp. PFD 5.20%, 12/31/2049	254,313
10,152	State Street Corp. PFD 5.25%, 12/31/2049	254,815
		509,128

TOTAL FOR PREFERRED SECURITIES (Cost $3,026,187) - 13.67%		2,969,848

REAL ESTATE INVESTMENT TRUSTS - 0.06%
78	CoreSite Realty Corp.	8,120
82	Equity Residential	5,060
		13,180

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $13,374) - 0.06%		13,180

U.S. GOVERNMENT AGENCIES AND OBLIGATIONS - 37.83%

Federal Farm Credit Banks - 6.34%
300,000	Federal Farm Credit Banks 1.70%, 05/03/2021	290,142
250,000	Federal Farm Credit Banks 2.14%, 11/01/2021	243,499
275,000	Federal Farm Credit Banks 2.55%, 11/08/2023	264,961
300,000	Federal Farm Credit Banks 2.62%, 03/28/2025	288,073
300,000	Federal Farm Credit Banks 2.85%, 04/24/2025	290,741
		1,377,416
Federal Home Loans Banks - 5.76%
150,000	Federal Home Loans Banks 1.35%, 11/26/2019	147,171
300,000	Federal Home Loans Banks 2.09%, 07/19/2024	281,833
250,000	Federal Home Loans Banks 2.25%, 10/24/2022	241,872
300,000	Federal Home Loans Banks 2.50%, 05/30/2023	295,002
300,000	Federal Home Loans Banks 2.97%, 01/23/2026	285,696
		1,251,574
Federal Home Loans Mortgage Corporation - 5.53%
241,803	Federal Home Loan Mortgage Credit Multifamily Structured Certs 1.583%, 04/25/2022	235,964
300,000	Federal Home Loan Mortgage Credit 1.69%, 05/15/2020	294,290
150,000	Federal Home Loan Mortgage Credit 2.375%, 01/13/2022	147,752
98,404	Federal Home Loan Mortgage Credit Class AC CMO 2.25%, 02/15/2028	95,101

The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

APRIL 30, 2018 (UNAUDITED)

Shares/ Principal		Value

Federal Home Loans Mortgage Corporation - (Continued)
1,063	Federal Home Loan Mortgage Credit Pool #1B4069 3.50%, 05/01/2038 ***	$ 1,107
19,184	Federal Home Loan Mortgage Credit Pool #407172 3.22%, 09/01/2022 ***	19,183
840	Federal Home Loan Mortgage Credit Pool #755028 3.583%, 11/01/2018 ***	839
3,687	Federal Home Loan Mortgage Credit Pool #845590 3.389%, 01/01/2024 ***	3,683
6,794	Federal Home Loan Mortgage Credit Pool #845965 3.622%, 01/01/2024 ***	6,945
211,104	Federal Home Loan Mortgage Gold Pool #G08705 3.00%, 05/01/2046	203,880
193,695	Federal Home Loan Mortgage Gold Pool #G08706 3.50%, 05/01/2046	192,968
		1,201,712
Federal National Mortgage Associations - 5.13%
150,000	Federal National Mortgage Association 1.40%, 08/28/2020	145,725
225,000	Federal National Mortgage Association 2.625%, 09/06/2024	220,291
58,479	Federal National Mortgage Association Pool #462285 3.325%, 06/01/2036***	58,666
3,310	Federal National Mortgage Association Pool #551037 2.665%, 11/01/2020***	3,311
33,416	Federal National Mortgage Association Pool #745776 3.918%, 07/01/2036***	35,217
6,136	Federal National Mortgage Association Pool #791573 3.295%, 08/01/2034***	6,431
38,267	Federal National Mortgage Association Pool #883017 3.424%, 06/01/2036***	40,132
29,100	Federal National Mortgage Association Pool #888386 3.657%, 03/01/2038***	30,489
2,721	Federal National Mortgage Association Pool #995350 3.328%, 09/01/2038***	2,825
189,191	Federal National Mortgage Association Pool #AY0822 2.50%, 04/01/2045	176,400
206,664	Federal National Mortgage Association Pool #BA3805 3.00%, 05/01/2046	199,676
200,869	Federal National Mortgage Association Pool #MA2643 3.00%, 05/01/2036	197,255
		1,116,418
Federal National Mortgage Associations Collateralized Mortgage Obligations - 11.76%
294,267	FHR 4751 Class AP 3.00%, 06/15/2046	289,045
18,561	FNA 2013-M9 Class ASQ2 CMO 1.8248%, 06/25/2018	18,521
204,780	FNR 2012-30 Dc 2.00%, 08/25/2036	199,871
246,841	FNR 2012-99 Class AV Mtg. 3.00%, 08/25/2036	236,433
235,588	FNR 2012-120 Class PA Mtg. 3.50%, 10/25/2042 **	236,841
246,614	FNR 2012-112 Da 3.00%, 10/25/2042	240,100
230,712	FNR 4447 Pa Mtge 3.00%, 12/15/2044	227,036
341,932	FNR 2015-58 Jp 2.50%, 03/25/2037	339,287
202,400	FNR 2012-134 Class VP CMO Mtg. 3.00%, 10/25/2042 **	200,571
64,976	FNR 2013-124 Class BD CMO 2.50%, 12/25/2028	64,051
63,272	FNR 2013-41 Class AE CMO 2.00%, 07/25/2037	61,988
250,000	FNR 2015-67 Class QV CMO Mtg. 3.00%, 12/25/2040	236,156
212,321	FNS 416 Class A300 Mtg. 3.00%, 11/25/2042	206,251
		2,556,151

** Variable rate security; the coupon rate shown represents the coupon at April 30, 2018.

***Adjustable rate security; the coupon rate shown represents the coupon at April 30, 2018.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

APRIL 30, 2018 (UNAUDITED)

Shares/ Principal		Value

Government National Mortgage Associations - 2.17%
7,378	Government National Mortgage Association Pool #008062 3.125%, 10/20/2022 ***	7,461
25,108	Government National Mortgage Association Pool #008120 2.375%, 01/20/2023 ***	25,331
4,551	Government National Mortgage Association Pool #008228 2.75%, 07/20/2023 ***	4,639
4,268	Government National Mortgage Association Pool #008259 2.125%, 08/20/2023 ***	4,352
16,589	Government National Mortgage Association Pool #008350 2.375%, 01/20/2024 ***	16,789
3,099	Government National Mortgage Association Pool #008375 2.375%, 02/20/2024 ***	3,138
3,789	Government National Mortgage Association Pool #008395 2.375%, 03/20/2024 ***	3,837
1,609	Government National Mortgage Association Pool #008410 2.625%, 04/20/2024 ***	1,631
3,737	Government National Mortgage Association Pool #008421 2.625%, 05/20/2024 ***	3,823
3,150	Government National Mortgage Association Pool #008502 2.75%, 09/20/2024 ***	3,224
4,869	Government National Mortgage Association Pool #008503 2.75%, 09/20/2024 ***	4,983
4,043	Government National Mortgage Association Pool #008565 3.125%, 12/20/2024 ***	4,141
7,458	Government National Mortgage Association Pool #008567 3.125%, 12/20/2024 ***	7,639
16,253	Government National Mortgage Association Pool #008595 2.375%, 02/20/2025 ***	16,608
3,635	Government National Mortgage Association Pool #008660 2.75%, 07/20/2025 ***	3,729
11,080	Government National Mortgage Association Pool #080450 2.75%, 09/20/2030 ***	11,261
33,385	Government National Mortgage Association Pool #080524 2.75%, 07/20/2031 ***	34,562
36,270	Government National Mortgage Association Pool #080569 2.375%, 01/20/2032 ***	37,182
4,669	Government National Mortgage Association Pool #080659 3.125%, 12/20/2032 ***	4,836
45,245	Government National Mortgage Association Pool #081113 3.125%, 10/20/2034 ***	46,931
25,416	Government National Mortgage Association Pool #081727 2.75%, 7/20/2036 ***	26,248
32,820	Government National Mortgage Association Pool #082903 2.50%, 08/20/2041	33,710
722	Government National Mortgage Association Pool #335228 7.50%, 12/15/2023	728
189	Government National Mortgage Association Pool #352081 7.00%, 09/15/2023	198
1,175	Government National Mortgage Association Pool #352837 6.50%, 01/15/2024	1,315
824	Government National Mortgage Association Pool #353946 7.00%, 02/15/2024	826
176	Government National Mortgage Association Pool #426033 6.50%, 04/15/2026	197
6,969	Government National Mortgage Association Pool #460203 7.00%, 04/15/2028	7,120
152,533	Government National Mortgage Association Series 2012-047 Cl Va 3.50%, 07/23/2023	154,740
		471,179
U.S Government Agency - 1.14%
250,000	Tennessee Valley Authority 2.875%, 9/15/2024	247,012

TOTAL FOR U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost $8,522,299) - 37.83%		8,221,462

***Adjustable rate security; the coupon rate shown represents the coupon at April 30, 2018.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

APRIL 30, 2018 (UNAUDITED)

Shares/ Principal		Value

FOREIGN GOVERNMENT AGENCIES AND OBLIGATIONS - 2.39%

Foreign Government Bonds (Mexico) - 2.39%
275,000	United Mexican States 3.60%, 01/30/2025	$ 267,575
250,000	United Mexican States 3.625%, 03/15/2022	251,455
		519,030

TOTAL FOR FOREIGN GOVERNMENT AGENCIES AND OBLIGATIONS (Cost $535,248) - 2.39%		519,030

MONEY MARKET FUND - 5.44%
1,182,680	Fidelity Institutional Money Market Portfolio 1.63% **	1,182,680

TOTAL FOR MONEY MARKET FUND (Cost $1,182,680) - 5.44%		1,182,680

TOTAL INVESTMENTS (Cost $22,042,026) - 99.50%		21,625,857

OTHER ASSETS LESS LIABILITIES, NET - 0.50%		109,353

NET ASSETS - 100.00%		$21,735,210

** Variable rate security; the coupon rate shown represents the coupon at April 30, 2017.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FUNDS

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2018 (UNAUDITED)

Assets:	Epiphany FFV Fund	Epiphany FFV Strategic Income Fund
Investments in Securities, at Value
(Cost $14,246,920; & $22,042,026, respectively)	$17,615,739	$21,625,857
Receivables:
Portfolio Securities Sold	-	-
Dividends and Interest	23,201	120,737
Shareholder Subscriptions	4,000	6
Prepaid Expenses	20,360	22,178
Total Assets	17,663,300	21,768,778
Liabilities:
Payables:
Portfolio Securities Purchased	-	-
Shareholder Redemptions	5,000	10,057
Advisory Fees	5,350	2,682
Administrative Fees	852	1,175
Distribution Fees	3,226	2,411
Due to Custodian	296	491
Trustee Fees	2,069	2,069
Accrued Expenses	13,547	14,683
Total Liabilities	30,340	33,568
Net Assets	$17,632,960	$21,735,210

Net Assets Consist of:
Paid In Capital	$13,468,617	$22,071,439
Accumulated Undistributed Net Investment Income	2,931	36,660
Accumulated Undistributed Realized Gain on Investments and Securities Sold Short	792,593	43,280
Unrealized Appreciation (Depreciation) in Value of Investments and Securities Sold Short	3,368,819	(416,169)
Net Assets	$17,632,960	$21,735,210

Net Asset Value Per Share

Class A
Net Assets	$10,173,974	$20,491,879
Shares of beneficial interest outstanding	843,807	2,017,345
Net asset value per share	$ 12.06	$ 10.16
Redemption price per share (a)	$ 11.82	$ 9.95
Offering price per share (maximum sales charge of 5.00%)	$ 12.69	$ 10.69

Class I *
Net Assets	$ 7,458,986	$ 1,243,331
Shares of beneficial interest outstanding	634,279	119,899
Net asset value per share	$ 11.76	$ 10.37
Redemption price per share (a)	$ 11.52	$ 10.16

(a)  A redemption fee of 2.00% is imposed in the event of certain redemption transactions within sixty days of purchase.

* Effective May 30, 2017, Class C shares were reclassified Class I shares.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FUNDS

STATEMENT OF OPERATIONS

For the six months ended April 30, 2018 (UNAUDITED)

	Epiphany FFV Fund	Epiphany FFV Strategic Income Fund
Investment Income:
Dividends	$ 192,998	$ 111,345
Interest	1,150	268,933
Total Investment Income	194,148	380,278

Expenses:
Advisory Fees	69,185	54,007
Distribution Fees:
Class A	15,038	28,766
Transfer Agent	18,620	22,783
Administrative	6,919	8,902
Registration	14,829	17,665
Audit	6,026	6,019
Shareholder Service (Non 12b-1)	6,919	10,802
Legal	9,636	9,675
Custody	4,113	6,545
Printing	1,623	2,249
Insurance	3,192	2,633
Compliance Officer	1,758	1,758
Trustee	9,594	9,750
Other	2,639	2,983
Total Expenses	170,091	184,537
Fees Waived and Reimbursed by the Adviser	(31,508)	(35,755)
Net Expenses	138,583	148,782

Net Investment Income	55,565	231,496

Realized and Unrealized Gain (Loss):
Realized Gain on Investments	810,577	43,443
Realized Loss on Securities Sold Short	(1,505)	-
Net Change in Unrealized Appreciation (Depreciation) on Investments	286,846	(659,081)
Net Realized and Unrealized Gain (Loss) on Investments	1,095,918	(615,638)

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,151,483	$ (384,142)

 The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) For the Six Months Ended 4/30/2018	For the Year Ended 10/31/2017

Increase in Net Assets From Operations:
Net Investment Income	$ 55,565	$ 152,359
Net Realized Gain on Investments and Securities Sold Short	809,072	2,985,760
Net Change in Unrealized Appreciation on Investments	286,846	2,069,470
Net Increase in Net Assets Resulting from Operations	1,151,483	5,207,589

Distributions to Shareholders from:
Net Investment Income:
Class A	(26,683)	(113,626)
Class I (formerly Class C) *	(26,536)	(8,571)
Realized Gains:
Class A	(1,854,111)	(292,207)
Class I (formerly Class C) *	(1,145,377)	(105,695)
Net Change in Net Assets from Distributions	(3,052,707)	(520,099)

Capital Share Transactions:
Proceeds from Sale of Shares:
Class A	388,531	3,200,458
Class I (formerly Class C) *	354,015	360,010
Shares Issued on Reinvestment of Dividends
Class A	1,829,119	381,760
Class I (formerly Class C) *	1,170,995	114,118
Cost of Shares Redeemed:
Class A	(4,506,106)	(12,959,218)
Class I (formerly Class C) *	(740,162)	(1,157,932)
Redemption Fees	-	6,521
Net Decrease from Shareholder Activity	(1,503,608)	(10,054,283)

Net Assets:
Net Decrease in Net Assets	(3,404,832)	(5,366,793)
Beginning of Year	21,037,792	26,404,585
End of Year (Including Accumulated Undistributed Net
Investment Income of $2,931 and $585, respectively)	$ 17,632,960	$ 21,037,792

Share Activity
Class A:
Shares Sold	31,009	266,163
Shares Reinvested	151,119	32,219
Shares Redeemed	(355,612)	(1,048,794)
Net Decrease in Shares of Beneficial Interest Outstanding	(173,484)	(750,412)

Class I (formerly Class C) *:
Shares Sold	29,087	31,877
Shares Reinvested	99,193	10,015
Shares Redeemed	(61,394)	(95,850)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	66,886	(53,958)

* Effective May 30, 2017, Class C shares were reclassified Class I shares.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV STRATEGIC INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) For the Six Months Ended 4/30/2018	For the Year Ended 10/31/2017

Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 231,496	$ 480,118
Net Realized Gain on Investments	43,443	216,059
Net Change in Unrealized Depreciation on Investments	(659,081)	(229,249)
Net Increase (Decrease) in Net Assets Resulting from Operations	(384,142)	466,928

Distributions to Shareholders from:
Net Investment Income:
Class A	(229,906)	(467,005)
Class I (formerly Class C) *	(8,879)	(699)
Realized Gains:
Class A	(41,287)	-
Class I (formerly Class C) *	(1,442)	-
Net Change in Net Assets from Distributions	(281,514)	(467,704)

Capital Share Transactions: *
Proceeds from Sale of Shares:
Class A	3,510,356	15,515,074
Class I (formerly Class C) *	426,603	464,926
Shares Issued on Reinvestment of Dividends
Class A	266,968	431,401
Class I (formerly Class C) *	9,575	635
Cost of Shares Redeemed:
Class A	(8,124,431)	(14,426,820)
Class I (formerly Class C) *	(56,276)	(727,909)
Redemption Fees	-	8,990
Net Increase (Decrease) from Shareholder Activity	(3,967,205)	1,266,297

Net Assets:
Net Increase (Decrease) in Net Assets	(4,632,861)	1,265,521
Beginning of Year	26,368,071	25,102,550
End of Year (Including Accumulated Undistributed Net
Investment Income of $36,660 and $43,948, respectively)	$ 21,735,210	$ 26,368,071

Share Activity:

Class A:
Shares Sold	340,117	1,493,788
Shares Reinvested	3,938	41,442
Shares Redeemed	(788,566)	(1,382,483)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(444,511)	152,747

Class I (formerly Class C) *:
Shares Sold	40,808	44,222
Shares Reinvested	913	61
Shares Redeemed	(5,389)	(69,264)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	36,332	(24,981)

* Effective May 30, 2017, Class C shares were reclassified Class I shares.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV FUND - CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited) Six Months Ended 4/30/2018

		Fiscal Years Ended
		10/31/2017	10/31/2016	10/31/2015(a)	10/31/2014	10/31/2013

Net Asset Value, at Beginning of Year/Period	$ 13.38	$ 11.12	$ 11.88	$ 12.85	$ 12.82	$ 10.27

Income From Investment Operations:
Net Investment Income *	0.03	0.08	0.05	0.04	0.03	0.07
Net Gain (Loss) on Securities (Realized and Unrealized)	0.71	2.43	(0.15)	0.03	1.49	2.74
Total from Investment Operations	0.74	2.51	(0.10)	0.07	1.52	2.81

Distributions:
From Net Investment Income	(0.03)	(0.08)	(0.04)	(0.08)	(0.05)	(0.08)
From Net Realized Gain	(2.03)	(0.17)	(0.60)	(0.96)	(1.44)	(0.18)
Return of Capital	-	-	(0.02)	-	-	-
Total from Distributions	(2.06)	(0.25)	(0.66)	(1.04)	(1.49)	(0.26)

Redemption Fees ***	-	-	-	-	-	-

Net Asset Value, at End of Year/Period	$ 12.06	$ 13.38	$ 11.12	$ 11.88	$ 12.85	$ 12.82

Total Return **	5.53%(c)	22.86%	(0.72)%	0.25%	12.96%	27.97%

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$ 10,174	$13,609	$19,657	$ 22,619	$19,283	$13,952
Before Waiver
Ratio of Expenses to Average Net Assets	1.82%(b)	1.82%	1.68%	1.68%	1.60%	2.20%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.15%(b)	0.38%	0.30%	0.18%	0.16%	(0.11%)
After Waiver
Ratio of Expenses to Average Net Assets	1.50%(b)	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of Net Investment Income to Average Net Assets	0.47%(b)	0.69%	0.48%	0.36%	0.26%	0.59%
Portfolio Turnover	7%(c)	97%	63%	81%	70%	83%

(a)  On June 1, 2015, Class N shares were renamed Class A shares.

(b)  Annualized.

(c)  Not Annualized.

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount is less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV FUND - CLASS I (FORMERLY CLASS C)

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited) Six Months Ended 4/30/2018

		Fiscal Years Ended
		10/31/2017(a)	10/31/2016	10/31/2015	10/31/2014	10/31/2013

Net Asset Value, at Beginning of Year/Period	$ 10.63	$ 10.51	$ 10.40	$ 10.55	$ 10.31	$ 10.46

Income From Investment Operations:
Net Investment Income (Loss) *	0.04	0.15	0.13	0.11	0.13	0.20
Net Gain (Loss) on Securities (Realized and Unrealized)	3.17	(0.02)	0.02	(0.08)	0.24	(0.18)
Total from Investment Operations	3.21	0.13	0.15	0.03	0.37	0.02

Distributions:
From Net Investment Income	(0.04)	(0.01)	(0.04)	(0.16)	(0.13)	(0.15)
From Net Realized Gain	(2.03)	-	-	(0.02)	-	(0.02)
Total from Distributions	(2.08)	(0.01)	(0.04)	(0.18)	(0.13)	(0.17)

Redemption Fees ***	-	-	-	-	-	-

Net Asset Value, at End of Year/Period	$ 11.76	$ 10.63	$ 10.51	$ 10.40	$ 10.55	$ 10.31

Total Return **	5.67%(c)	1.20%	1.41%	0.33%	3.57%	0.16%

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$ 7,459	$ 889	$ 1,141	$ 914	$ 603	$ 568
Before Waiver
Ratio of Expenses to Average Net Assets	1.58%(b)	1.97%	2.26%	2.41%	2.48%	2.49%
Ratio of Net Investment Loss to Average Net Assets	0.38%(b)	1.08%	0.98%	0.63%	0.80%	1.40%
After Waiver
Ratio of Expenses to Average Net Assets	1.25%(b)	1.64%	2.00%	2.00%	2.00%	2.00%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.70%(b)	1.41%	1.24%	1.04%	1.28%	1.90%
Portfolio Turnover	7%(c)	49%	52%	43%	27%	47%

(a)  Effective May 30, 2017, Class C shares were reclassified Class I shares.

(b) Annualized.

(c)  Not Annualized.

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount is less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV STRATEGIC INCOME FUND

CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited) Six Months Ended 4/30/2018

		Years Ended
		10/31/2017	10/31/2016	10/31/2015(a)	10/31/2014	10/31/2013

Net Asset Value, at Beginning of Year/Period	$ 10.44	$ 10.48	$ 10.45	$ 10.62	$ 10.37	$ 10.51

Income From Investment Operations:
Net Investment Income *	0.10	0.19	0.21	0.17	0.20	0.28
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.26)	(0.04)	0.02	(0.07)	0.24	(0.19)
Total from Investment Operations	(0.16)	0.15	0.23	0.10	0.44	0.09

Distributions:
From Net Investment Income	(0.10)	(0.19)	(0.20)	(0.25)	(0.19)	(0.21)
From Net Realized Gain	(0.02)	-	-	(0.02)	-	(0.02)
Total from Distributions	(0.12)	(0.19)	(0.20)	(0.27)	(0.19)	(0.23)

Redemption Fees ***	-	-	-	-	-	-

Net Asset Value, at End of Year/Period	$ 10.16	$ 10.44	$ 10.48	$ 10.45	$ 10.62	$ 10.37

Total Return **	(1.54%)(c)	1.49%	2.25%	0.97%	4.23%	0.89%

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$ 20,492	$25,479	$23,962	$ 21,972	$ 5,501	$ 3,688
Before Waiver
Ratio of Expenses to Average Net Assets	1.55%(b)	1.58%	1.51%	1.63%	1.72%	2.26%
Ratio of Net Investment Income to Average Net Assets	1.63%(b)	1.51%	1.73%	1.21%	1.40%	1.65%
After Waiver
Ratio of Expenses to Average Net Assets	1.25%(b)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of Net Investment Income to Average Net Assets	1.93%(b)	1.84%	1.99%	1.59%	1.88%	2.67%
Portfolio Turnover	17%(c)	49%	52%	43%	27%	47%

(a) On June 1, 2015 Class N shares were redesignated and reissued as Class A shares.

(b)  Annualized.

(c)  Not Annualized.

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount is less than $0.005 per share

The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV STRATEGIC INCOME FUND

CLASS I (FORMERLY CLASS C)

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited) Six Months Ended 4/30/2018

		Years Ended
		10/31/2017(a)	10/31/2016	10/31/2015	10/31/2014	10/31/2013

Net Asset Value, at Beginning of Year	$ 10.63	$ 10.51	$ 10.40	$ 10.55	$ 10.31	$ 10.46

Income From Investment Operations:
Net Investment Income *	0.11	0.15	0.13	0.11	0.13	0.20
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.25)	(0.02)	0.02	(0.08)	0.24	(0.18)
Total from Investment Operations	(0.14)	0.13	0.15	0.03	0.37	0.02

Distributions:
From Net Investment Income	(0.09)	(0.01)	(0.04)	(0.16)	(0.13)	(0.15)
From Net Realized Gain	(0.02)	-	-	(0.02)	-	(0.02)
Total from Distributions	(0.11)	(0.01)	(0.04)	(0.18)	(0.13)	(0.17)

Redemption Fees ***	-	-	-	-	-	-

Net Asset Value, at End of Year	$ 10.37	$ 10.63	$ 10.51	$ 10.40	$ 10.55	$ 10.31

Total Return **	(1.45%)(c)	1.20%	1.41%	0.33%	3.57%	0.16%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 1,243	$ 889	$ 1,141	$ 914	$ 603	$ 568
Before Waiver
Ratio of Expenses to Average Net Assets	1.31%(b)	1.97%	2.26%	2.41%	2.48%	2.49%
Ratio of Net Investment Income to Average Net Assets	1.78%(b)	1.08%	0.98%	0.63%	0.80%	1.40%
After Waiver
Ratio of Expenses to Average Net Assets	1.00%(b)	1.64%	2.00%	2.00%	2.00%	2.00%
Ratio of Net Investment Income to Average Net Assets	2.09%(b)	1.41%	1.24%	1.04%	1.28%	1.90%
Portfolio Turnover	17%(c)	49%	52%	43%	27%	47%

(a) Effective May 30, 2017, Class C shares were reclassified Class I shares.

(b)  Annualized.

(c)  Not Annualized.

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount is less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2018 (UNAUDITED)

1.  ORGANIZATION

Epiphany Funds (the "Trust") was organized as an Ohio Business Trust on September 27, 2006. The Trust became effective with the Securities and Exchange Commission on January 5, 2007 and commenced investment operations on January 8, 2007.  The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act").  At year end, the Trust consisted of two funds: the Epiphany FFV Fund (“FFV Fund”) and the Epiphany FFV Strategic Income Fund (“Strategic Income Fund”) (each individually a “Fund” and collectively the “Funds”).  FFV Fund and Strategic Income Fund offered two classes of shares: Class A and Class I as of April 30, 2018.  Each class differs as to sales and redemption charges, and ongoing fees.  Income and realized/unrealized gains or losses are allocated to each class based on relative share balances.

Each of the Funds is a diversified Fund and has a separate investment objective.  The investment objective of the FFV Fund is to seek long-term growth of capital.  The investment objective of the Strategic Income Fund is to seek income.  Each Fund invests in securities issued by corporations that demonstrate a commitment to faith and family values as measured by the investment adviser’s FFV Scorecard®.  The focus of the screening is to protect the dignity of human life, support and protect employees and their families, and to reasonably safeguard the environment.  The screening is consistent with the USCCB Socially Responsible Investment Guidelines and Standard of Biblically Responsible Investing. Business practices are screened in four major areas: Life and Family Exclusions, Social Justice, Environmental Record, and Corporate Governance Practices. The screening process first excludes companies with business activities that are prohibited in the Life and Family Exclusions. Companies that pass the initial screening are then additionally scored to determine their impact on society.  The investment adviser to the Funds is Trinity Fiduciary Partners, LLC (the "Adviser"). The sub-adviser to the Strategic Income Fund is Dana Investment Advisors, Inc. (the “Sub-Adviser”).

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.   The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services-Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuations - All investments in securities are recorded at fair value as described in Note 3.

Foreign Currency - Investment securities and other assets and liabilities denominated in foreign currencies, if any, are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated

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in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Options Transactions - The Strategic Income Fund may utilize call and put options to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Strategic Income Fund's portfolio and to generate income or gain for the Fund.  The ability of the Strategic Income Fund to successfully utilize options will depend on the Sub-Adviser’s ability to predict pertinent market movements, which cannot be assured.  The Fund will comply with applicable regulatory requirements when implementing these techniques and instruments.

A Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.   When a Fund writes an option, there is no taxable event and an amount equal to the premium received is recorded by the Fund as an asset and an equivalent liability.  The liability is thereafter valued to reflect the current value of the option.  If the option is not exercised and expires, or if a Fund effects a closing purchase transaction, the Fund realizes a gain (or loss in the case of a closing purchase transaction where the cost to close the transaction exceeds the original premium received), and the liability related to the option is extinguished.  Any such gain or loss generally is a short-term capital gain or loss for federal income tax purposes.  If a call option that a Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received.  If a put option that a Fund has written on an equity security is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option.  When a Fund writes a put option, the Fund must deposit cash or liquid securities into a segregated account equal to the put option’s exercise value (number of shares times strike price).

The Strategic Income Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk as

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part of its principal investment strategy.  No options transactions were entered into for the Strategic Income Fund during the six months ended April 30, 2018.

Federal Income Tax - The Trust’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders.  The Trust also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains.  Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is "more likely than not" to be sustained assuming examination by tax authorities.  Management has reviewed the tax positions taken on its 2015-2017 returns and expected to be taken in the Funds’ 2018 returns, and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Funds identify their major tax jurisdictions as U.S. Federal.  The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statement of Operations.  During the six months ended April 30, 2018, the Funds did not incur any interest or penalties.

Cash and Cash Equivalents - The Funds maintain their cash in an account at a custodian bank which, at times, may exceed federally insured limits. The Funds have not experienced any losses in such accounts and believe it is not exposed to any significant credit risk on its cash deposits.

Distribution to Shareholders - The following table summarizes each Fund’s dividend and capital gain declaration policy:

Fund	Income Dividends	Capital Gains
FFV Fund	Quarterly	Annually
Strategic Income Fund	Monthly	Annually

Each Fund records dividends and distributions to its shareholders on the ex-dividend date.  The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These “book-tax” differences are either permanent or temporary in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the net asset accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes; they are reported as distributions of paid-in-surplus or tax return of capital.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities

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and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Other - Investment and shareholder transactions are recorded on the trade date.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  When a security in a Fund distributes a non-cash dividend, the non-cash dividend is included in the Fund’s income and the cost basis of the security is adjusted accordingly.  Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.  Income or loss from limited partnerships is reclassified in the components of net assets upon receipt of K-1s.

Share Class Accounting - Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to each respective class shares of the respective Fund on the basis of the daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

3.  SECURITIES VALUATIONS

Processes and Structure

The Trust’s Board of Trustees (the “Board”) has adopted methods for valuing securities and other derivative instruments, including in circumstances in which market quotes are not readily available, and has delegated authority to the Funds’ investment adviser to apply those methods in making fair value determination, subject to Board oversight.  In accordance with the Trust’s good faith pricing guidelines, the Adviser and Sub-Adviser (as applicable) are required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard exists for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Adviser or the Sub-Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure fair value of most of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value.  The three levels of inputs are as follows:

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Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to each Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Equity securities (common and preferred stock, mutual funds, exchange traded fund, real estate investment trusts, limited partnerships) - Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

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Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (“Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.  Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.  To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Fixed income securities (corporate bonds, structured notes and municipal bonds) - The fair value of fixed income securities is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (when observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Although most fixed income securities are categorized in Level 2 of the fair value hierarchy, in instances when lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

U.S. government securities and foreign government bonds - U.S. government securities are normally valued using a similar model that incorporates market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. government securities are categorized in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

U.S. agency securities - U.S. agency securities comprise two main categories consisting of agency-issued debt and mortgage pass-throughs.  Agency-issued debt securities are generally valued in a manner similar to U.S. government securities.  Mortgage pass-throughs include to-be-announced (TBA) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  Depending on market activity levels and whether quotations or other data are used, these securities are typically categorized in Level 1 or Level 2 of the fair value hierarchy.

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The following is a summary of inputs used as of April 30, 2018 in valuing the Funds’ investments carried at value:

FFV Fund
Investments in Securities *	Level 1	Level 2	Level 3	Total

Common Stocks	$17,562,897	$ -	$ -	$17,562,897
Money Market Fund	52,842	-	-	52,842
	$17,615,739	$ -	$ -	$17,615,739
Strategic Income Fund
Investments in Securities – Assets *	Level 1	Level 2	Level 3	Total

Common Stocks	$324,174	$ -	$ -	$324,174
Corporate Bonds	-	6,686,236	-	6,686,236
Limited Partnerships	33,124	-	-	33,124
Municipal Bonds	-	1,676,123	-	1,676,123
Preferred Securities	2,969,848	-	-	2,969,848
Real Estate Investment Trusts	13,180	-	-	13,180
U.S. Government Agencies and Obligations	-	8,221,462	-	8,221,462
Foreign Government Agencies and Obligations	-	519,030	-	519,030
Money Market Fund	1,182,680	-	-	1,182,680
	$4,523,006	$17,102,851	$ -	$21,625,857

* Industry classifications for the categories are detailed in the Schedule of Investments for each respective Fund.

The Funds did not hold any Level 3 assets during the six months ended April 30, 2018.  There were no transfers into or out of Level 1 or Level 2 during the period. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

4.  INVESTMENT TRANSACTIONS

For the six months ended April 30, 2018, aggregate purchases and sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
FFV Fund	$1,285,656	$5,575,597
Strategic Income Fund	$3,942,823	$8,102,206

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5.  ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

The business activities of the Funds are supervised under the direction of the Board, which is responsible for the overall management of the Funds.  Trinity Fiduciary Partners LLC serves as the Funds’ investment adviser.   Sam Saladino, a Trustee of the Trust, is also the Chief Executive Officer of the Adviser.

Investment Advisory Agreement

The Adviser acts as investment adviser for the Funds pursuant to the terms of a Management Agreement (the "Management Agreement") with the Trust.  Under the terms of the Management Agreement, the Adviser, subject to the supervision of the Board, provides or arranges to be provided to the Funds such investment advice as it deems advisable and will furnish or arrange to be furnished a continuous investment program for the Funds consistent with the Funds’ investment objectives and policies.  As compensation for its services, the Funds are obligated to pay the Adviser a fee computed and accrued daily and paid monthly in arrears at an annual rate of 0.75% of the average daily net assets of the FFV Fund, and 0.50% of the average daily net assets of the Strategic Income Fund through September 30, 2017.  Effective October 1, 2017, the FFV Fund’s Management Fee was lowered to 0.70% and the FFV Strategic Income Fund’s Management Fee was lowered to 0.45%.

FFV Fund

Management fees earned for the six months ended April 30, 2018 were:
Class A	$42,107
Class I	$27,078
Total	$69,185
On April 30, 2018, $5,350 was due to the Adviser.

Strategic Income Fund

Management fees earned for the six months ended April 30, 2018 were:
Class A	$ 51,778
Class I	$ 2,229
Total	$ 54,007
On April 30, 2018, $2,682 was due to the Adviser.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed to waive, until at least May 31, 2019, a portion of its management fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by each Fund (excluding brokerage fees and commissions, acquiring fund fees and expenses, borrowing costs such as interest and dividend expense on securities sold short, taxes or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 1.50% per annum for Class A and 1.25% per annum for Class I shares, respectively, of the FFV Fund, and 1.25% per annum for

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Class A and 1.00% per annum for Class I, respectively, of the Strategic Income Fund’s average daily net assets (the “Expense Limitation”).

During the six months ended April 30, 2018, the Adviser waived fees or reimbursed expenses for the Funds as follows:

Fund

                    Waived Fees/Expense Reimbursements *

FFV Fund

$  31,508

Strategic Income Fund

$  35,755

* Includes waiver of all fees and expense reimbursements for the six months ended April 30, 2018.

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and a Fund's operating expenses are subsequently less than the Expense Limitation, the Adviser shall be entitled to reimbursement by the respective Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause a Fund's expenses to exceed the respective Expense Limitation (the lower of the Expense Limitation at the time of waiver or currently in effect).  The Adviser may seek reimbursement only for expenses or fees waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).  No amounts will be paid to the Adviser in any fiscal quarter unless the Board determines that reimbursement is in the best interest of a Fund and its shareholders.

As of October 31, 2017, the Adviser had the following waived expenses that may be recovered during the fiscal year indicated:

	October 31, 2018	October 31, 2019	October 31, 2020	Total
FFV Fund	$ 53,911	$ 51,068	$ 80,961	$ 185,940
FFV Strategic Income Fund	$ 83,083	$ 65,118	$ 87,099	$ 235,300

Administrative and Compliance

Pursuant to an Administration and Compliance Services Agreement (“Administration Agreement”) with the Trust, the Adviser provides administrative services to the Funds, and also provided a Chief Compliance Officer (“CCO”) to the Trust through September 30, 2017.  For the administrative services provided, each Fund pays the Adviser a fee at an annual rate of 0.06% of its average daily net assets, with a minimum yearly fee of $15,000, and a maximum fee of $100,000.  For compliance services provided, each Fund was charged an annual fee of $15,000, which increases to $20,000 when a Fund’s assets increase to above $50 million for the period November 1, 2016 through September 30, 2017.  Effective October 1, 2017, Empirical Administration, LLC (“Empirical”) has provided CCO services to the Trust for $500 per month and  the Administration Agreement with the Adviser has continued.  In addition, the Trust reimburses the Adviser for out-of-pocket expenses incurred, if any, for providing such services.  During the year

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ended October 31, 2017, administrative fees accrued under the Administration Agreement were $18,063 and $17,653, for the FFV Fund and Strategic Income Fund, respectively.  For the six months ended April 30, 2018, Empirical earned $6,600 for administrative and compliance services.

12b-1 Distribution Plan

The Board has adopted a Distribution Plan and Agreement pursuant to Rule 12b-1 under the 1940 Act (the “Plan”).  The Plan provided that a monthly service and/or distribution fee is calculated at annual rates of 0.25% and 1.00% of the average daily net assets attributable to Class A and Class C shares, respectively, of each Fund to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser.  The Plan is a compensation plan, which means that compensation may be provided regardless of 12b-1 expenses incurred.  Please refer to the Statement of Operations for expense breakout by Fund and Class.

Related Parties

Rafferty Capital Markets, LLC (the “Distributor”) serves as the principal underwriter to the Funds pursuant to a distribution agreement.  Class A shares are offered at NAV plus a front-end sales charge of up to 5.00%.  The front-end sales charge is determined by the amount of your investment and is reduced on purchases exceeding $50,000.  The Distributor retains the fees in connection with the sales and redemptions of Class A shares.

The Adviser has contracted with a sub-adviser, Dana Investment Advisors, Inc. (“Dana”), to provide portfolio management to the Strategic Income Fund.  The Adviser, not the Fund, pays the Sub-Adviser an annual fee of 0.10% of the average daily net assets of the Strategic Income Fund if total fund assets are $20,000,000 or under, 0.15% of the average daily net assets if total fund assets are $20,000,001 to $40,000,000 and 0.20% of the average daily net assets if total fund assets are $40,000,001 or greater.

Mutual Shareholder Services, LLC (“MSS” or “Transfer Agent” or “Fund Accounting Agent” or “Administrator”), provides the Funds with transfer agent and accounting services.  Bob Anastasi is an officer of the Trust, Treasurer, and is also the Vice President of MSS.  Brandon M. Pokersnik an employee of MSS and President of Empirical, now serves as the Trust’s Chief Compliance Officer (“CCO”) pursuant to a compliance services agreement effective October 1, 2017.  Please refer to the Prospectus and Statement of Additional Information for more information.

6.  REDEMPTION FEES

The Funds may assess a short-term redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than 60 days. The redemption fee is paid directly to the respective Fund.  For the year ended October 31, 2017, there were $6,521 of redemption fees assessed by the FFV Fund, and $8,990 of redemption fees assessed by Strategic Income Fund.  For the six months ended April 30,

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2018, neither Fund assessed any redemption fees.  The redemption fees are included in paid in capital of each Fund, and is reported on the Statements of Changes in Net Assets.

7.  DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions for the six months ended April 30, 2018, was as follows:

	Ordinary Income	Long-Term Capital Gains	Total
FFV Fund	$ 53,219	$ 2,999,488	$ 3,052,707
FFV Strategic Income Fund	$238,785	$ 42,729	$ 281,514

The tax character of distributions for the year ended October 31, 2017, was as follows:

	Ordinary Income	Long-Term Capital Gain	Total
FFV Fund	$ 142,875	$377,224	$ 520,099
FFV Strategic Income Fund	$ 467,704	$ -	$ 467,704

8. TAX MATTERS

 As of October 31, 2017, the tax basis components of unrealized appreciation (depreciation) and cost of investment securities of each Fund were as follows:

                             FFV Fund

        Strategic Income Fund

Federal tax cost of investments,

   including short-term investments *                  $17,687,562

      $ 26,190,426

Gross tax appreciation of investments

              $3,562,737

      $      456,707

Gross tax depreciation of investments                     (494,883)                          (214,791)

Net tax appreciation of investments

              $3,067,854

      $      241,916

Each Fund’s tax basis capital gains and losses and undistributed ordinary income are determined only at the end of each fiscal year.  For tax purposes, at October 31, 2017, the following represents the tax basis capital gains and losses and undistributed ordinary income:

                          FFV Fund

        Strategic Income Fund

Undistributed Long-Term  Capital Gain

          $1,536,271

$     42,729

Undistributed Ordinary Income

            1,461,442

       44,782

Net unrealized appreciation of Investments       3,067,854

     241,916

    Total Distributable Earnings

          $6,065,567

$   329,427

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* The difference between the book cost and tax cost of investments represents disallowed wash sales, and partnership adjustments on distributions received for tax purposes, if applicable.

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following year.  Neither Fund elected to defer any capital losses or net ordinary losses for the fiscal year ended October 31, 2017.  The Strategic Income Fund utilized $34,778 and $143,056 of short-term and long-term capital loss carry-forwards respectively, during the fiscal year ended October 31, 2017.

The undistributed ordinary income and capital gains (losses) shown may differ from corresponding accumulated net investment income and accumulated net realized gain (loss) reported on the statement of assets and liabilities due to different book/tax treatment of short-term capital gains and due to certain temporary book/tax differences due to the tax deferral of losses on wash sales and treatment of partnership distributions. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Any taxable income or gain remaining at fiscal year-end is distributed in the following year.

9.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  As of April 30, 2018, Pershing, LLC., for the benefit of others, in aggregate, owned approximately 36% of the FFV Fund, and may be deemed to control the Fund.  As of April 30, 2018, Charles Schwab & Company, Inc., for the benefit of others, in aggregate, owned approximately 51% of the Strategic Income Fund, and may be deemed to control the Fund.

10. SUBSEQUENT EVENTS

The Board of Trustees of the Epiphany Funds (the “Trust”) has approved an Agreement and Plan of Reorganization whereby the Epiphany FFV Strategic Income Fund (the “Fund”), a series of the Trust, would be reorganized into the Eventide Limited-Term Bond Fund (the “Acquiring Fund”), a series of Mutual Fund Series Trust (“MFST”) (the “Reorganization”), subject to approval by the Fund’s shareholders.  The Board determined that the Reorganization is in the best interests of the shareholders of the Fund and will recommend approval of the Reorganization to the Fund’s shareholders. Eventide will provide its own proprietary screening for the Acquiring Fund, but has retained an affiliate of Trinity to provide consulting and proxy voting services that utilize the FFV Scorecard® proprietary screening that has been provided to the Fund.  While the proprietary screening may differ, both are intended for socially responsible investing.

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The Fund and the Acquiring Fund are expected to have substantially similar investment objectives, principal investment strategies, and risks. While Trinity Fiduciary Partners, LLC (“Trinity”) is the Fund’s investment advisor and Dana Investment Advisors, Inc. (“Dana”) serves as the Fund’s investment sub-advisor, both Trinity and Dana would serve as sub-advisors to the Acquiring Fund. Eventide Asset Management, LLC (“Eventide”) would serve as investment adviser to the Acquiring Fund.

Under the proposed Reorganization, which is subject to shareholder approval, the Fund’s shareholders would receive shares of the Acquiring Fund with the same aggregate net asset value as their shares of the Fund. It is anticipated that the Reorganization will qualify as a tax-free event, which should result in no recognition of a gain or loss for Federal income tax purposes by Fund shareholders as a result of the Reorganization.

Information describing the Reorganization and soliciting the vote of shareholders on the Reorganization is expected to be mailed in July 2018.  If the Reorganization is approved by shareholders, the Reorganization is expected to occur in the third quarter of 2018. The materials will describe the Reorganization and the expected date of the Reorganization with more specificity.  Prior to the reorganization, shareholders can continue to purchase, redeem and exchange shares subject to the limitations described in the Fund’s current Prospectus.

11.  INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts that contain general indemnification to other parties. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. The Funds expect the risk of loss to be remote.

12. NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.  The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date.  The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity.  The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018.  Management is currently evaluating the impact, if any, of applying this provision.

EPIPHANY FUNDS

EXPENSE ILLUSTRATION

APRIL 30, 2018 (UNAUDITED)

Expense Example

As a shareholder of the Fund(s), you incur two types of costs; (1) transaction costs, including sales charges and redemption fees, and (2) ongoing costs which consist of management fees, distribution and service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2017 through April 30, 2018.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Epiphany FFV Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	November 1, 2017	April 30, 2018	November 1, 2017 to April 30, 2018

Actual	$1,000.00	$1,055.27	$7.64
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.36	$7.50

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EPIPHANY FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

APRIL 30, 2018 (UNAUDITED)

Epiphany FFV Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	November 1, 2017	April 30, 2018	November 1, 2017 to April 30, 2018

Actual	$1,000.00	$1,056.72	$6.37
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.60	$6.26

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Epiphany FFV Strategic Income Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	November 1, 2017	April 30, 2018	November 1, 2017 to April 30, 2018

Actual	$1,000.00	$984.63	$6.15
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.60	$6.26

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Epiphany FFV Strategic Income Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	November 1, 2017	April 30, 2018	November 1, 2017 to April 30, 2018

Actual	$1,000.00	$985.48	$4.92
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.84	$5.01

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EPIPHANY FUNDS

ADDITIONAL INFORMATION

APRIL 30, 2018 (UNAUDITED)

 Information Regarding Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Funds at (800) 320-2185 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Information Regarding Portfolio Holdings

The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Funds’ first and third fiscal quarters end on July 31 and January 31. The Funds’ Form N-Q’s are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Funds at 1-800-320-2185.

Information Regarding Statement of Additional Information

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request, by calling toll free at 1-800-320-2185.

This Page Was Left Blank Intentionally

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INVESTMENT ADVISOR

Trinity Fiduciary Partners LLC

200 N. Mesquite Street, Suite 205

Arlington, TX 76010

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Sanville & Company

1514 Old York Road

Abington, PA  19001

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH  45202

CUSTODIAN

The Huntington National Bank, NA

41 South High Street

Columbus, OH  43216

TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH  44147

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Epiphany Funds

By /s/ Samuel J. Saladino, III

      Samuel J. Saladino, III

      President

Date: June 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacity and on the date indicated.

By /s/ Samuel J. Saladino, III

      Samuel J. Saladino, III

      President

Date: June 29, 2018

By /s/Bob Anastasi

      Bob Anastasi

      Treasurer

Date: June 29, 2018